SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2023	Sep. 30, 2023
Subsequent Event [Line Items]
Line of credit, interest rate description		SOFR (5.3% as of October 31, 2023) plus 2.65% per annum which is payable monthly
Subsequent event [Member] | Commercial bank [Member] | Line of credit [Member[
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount		$ 7,500
Line of credit, borrowing base limitation		(i)85% of non-investment grade domestic receivables, plus (ii) 90% of investment grade domestic receivables, plus(iii)80% of prior 4 weeks direct labor payroll. Borrowings under the credit facility are secured by the U.S subsidiary’s assets as accounts receivable and unbilled.
Line of credit, interest rate during period	5.30%
Line of credit, additional interest rate		2.65%